Employees' Stock Incentive Plans and Management Incentive Plans (Unvested RSU and Restricted Stock Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 29, 2012	Apr. 27, 2011	Apr. 28, 2013	Apr. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Units and stock vested, Number of Units	(9)
Units and stock vested - settled in cash, Number of Units	(1,004)
Units and stock converted to liability awards (RSU retention awards), Number of Units	(97)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Settled in Cash, Weighted Average Grant Date Fair Value	$ 51.05
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Converted to Liability Aware, Weighted Average Grant Date Fair Value	$ 53.69
Units and stock vested, Weighted Grant Date Fair Value	$ 46.37
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested units and stock, Number of Units, Beginning Balance	1,114		1,296	1,496
Units and stock granted, Number of Units		464	526	574
Units and stock vested, Number of Units		(567)	(520)	(725)
Units and stock cancelled/forfeited and returned to the plan, Number of Units	(4)	(53)	(32)	(49)
Unvested units and stock, Number of Units, Ending Balance	0		1,270	1,296
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Units and stock granted, Weighted Grant Date Fair Value	$ 0.00		$ 47.75	$ 44.84	$ 51.24	$ 44.13
Units and stock granted, Weighted Grant Date Fair Value		$ 55.88	$ 52.31	$ 46.74
Units and stock vested, Weighted Grant Date Fair Value		$ 47.33	$ 45.27	$ 44.96
Units and stock cancelled/forfeited and returned to the plan, Weighted Grant Date Fair Value	$ 51.35	$ 50.01	$ 45.90	$ 43.47